Group - Statement of Financial Position - Parenthetical (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Contingent consideration	$ 34
Increase (decrease) in trade receivables	62
Increase (decrease) in other prepayments	20
Increase (decrease) in recoverable taxes	20
Income from reimbursements under insurance policies	21
Dividends received from joint ventures	18
Decrease in trade and other payables from timing of supplier payments	66
Decrease in short-term restructuring provision	45
Decrease in trade and other payables from rehabilitation expenses accrued	20
Decrease in trade and other payables from liabilities reclassified to held for sale	22
Doropo
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred consideration in disposal group	103
Doropo and Archean-Birimian Contact (ABC)
Condensed Balance Sheet Statements, Captions [Line Items]
Contingent consideration	34
AngloGold Ashanti Mineração
Condensed Balance Sheet Statements, Captions [Line Items]
Increase in existing provisions	73
Increase through adjustments arising from passage of time, other provisions	16
Serra Grande
Condensed Balance Sheet Statements, Captions [Line Items]
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	$ 34